Share-based payments - Cash settled, Directors (Details)	12 Months Ended
	Dec. 31, 2023 ZAR (R) shares R / shares	Dec. 31, 2022 ZAR (R) shares	Dec. 31, 2021 ZAR (R)
Share-based payments
Cash proceeds from instruments exercised | R	R 637,000,000	R 272,000,000	R 240,000,000
Sibanye Stillwater2021 Share Plan | Neal Froneman
Share-based payments
Outstanding at beginning of the year (in shares)	3,311,410
Outstanding at end of the year (in shares)		3,311,410
Sibanye Stillwater2021 Share Plan | Charl Keyter
Share-based payments
Outstanding at beginning of the year (in shares)	1,272,319
Outstanding at end of the year (in shares)		1,272,319
Sibanye Stillwater2021 Share Plan | Charles Carter
Share-based payments
Outstanding at beginning of the year (in shares)	148,732
Outstanding at end of the year (in shares)		148,732
Sibanye Stillwater2021 Share Plan | Mika Seitovirta
Share-based payments
Outstanding at beginning of the year (in shares)	116,231
Outstanding at end of the year (in shares)		116,231
Sibanye Stillwater2021 Share Plan | Dawie Mostert
Share-based payments
Outstanding at beginning of the year (in shares)	725,010
Outstanding at end of the year (in shares)		725,010
Sibanye Stillwater2021 Share Plan | Themba Nkosi
Share-based payments
Outstanding at beginning of the year (in shares)	613,797
Outstanding at end of the year (in shares)		613,797
Sibanye Stillwater2021 Share Plan | Richard Stewart
Share-based payments
Outstanding at beginning of the year (in shares)	1,019,919
Outstanding at end of the year (in shares)		1,019,919
Sibanye Stillwater2021 Share Plan | Laurent Charbonnier
Share-based payments
Outstanding at beginning of the year (in shares)	470,330
Outstanding at end of the year (in shares)		470,330
Sibanye Stillwater2021 Share Plan | Lerato Legong
Share-based payments
Outstanding at beginning of the year (in shares)	309,807
Outstanding at end of the year (in shares)		309,807
Sibanye Stillwater2021 Share Plan | Robert van Niekerk
Share-based payments
Outstanding at beginning of the year (in shares)	1,119,908
Outstanding at end of the year (in shares)		1,119,908
Sibanye Stillwater2021 and 2022 Share Plan | Neal Froneman
Share-based payments
Granted during the year (in shares)	997,717
Instruments exercised (in shares)	722,028
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 35.05
Cash proceeds from instruments exercised | R	R 25,306,981
Instruments forfeited (in shares)	944,956
Outstanding at end of the year (in shares)	2,642,143
Sibanye Stillwater2021 and 2022 Share Plan | Charl Keyter
Share-based payments
Granted during the year (in shares)	387,710
Instruments exercised (in shares)	324,093
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 34.86
Cash proceeds from instruments exercised | R	R 11,297,308
Instruments forfeited (in shares)	420,742
Outstanding at end of the year (in shares)	915,194
Sibanye Stillwater2021 and 2022 Share Plan | Charles Carter
Share-based payments
Granted during the year (in shares)	1,106,212
Instruments exercised (in shares)	46,332
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 22.97
Cash proceeds from instruments exercised | R	R 1,064,191
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,208,612
Sibanye Stillwater2021 and 2022 Share Plan | Mika Seitovirta
Share-based payments
Granted during the year (in shares)	418,898
Instruments exercised (in shares)	31,017
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 22.84
Cash proceeds from instruments exercised | R	R 708,282
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	504,112
Sibanye Stillwater2021 and 2022 Share Plan | Dawie Mostert
Share-based payments
Granted during the year (in shares)	269,970
Instruments exercised (in shares)	186,348
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 34.49
Cash proceeds from instruments exercised | R	R 6,426,762
Instruments forfeited (in shares)	808,632
Outstanding at end of the year (in shares)	0
Sibanye Stillwater2021 and 2022 Share Plan | Themba Nkosi
Share-based payments
Granted during the year (in shares)	314,288
Instruments exercised (in shares)	151,959
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 34.35
Cash proceeds from instruments exercised | R	R 5,219,678
Instruments forfeited (in shares)	187,697
Outstanding at end of the year (in shares)	588,429
Sibanye Stillwater2021 and 2022 Share Plan | Richard Stewart
Share-based payments
Granted during the year (in shares)	359,348
Instruments exercised (in shares)	197,167
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 34.02
Cash proceeds from instruments exercised | R	R 6,708,223
Instruments forfeited (in shares)	236,045
Outstanding at end of the year (in shares)	946,055
Sibanye Stillwater2021 and 2022 Share Plan | Laurent Charbonnier
Share-based payments
Granted during the year (in shares)	516,307
Instruments exercised (in shares)	96,425
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 24.03
Cash proceeds from instruments exercised | R	R 2,316,674
Instruments forfeited (in shares)	52,403
Outstanding at end of the year (in shares)	837,809
Sibanye Stillwater2021 and 2022 Share Plan | Lerato Legong
Share-based payments
Granted during the year (in shares)	197,379
Instruments exercised (in shares)	69,711
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 30.25
Cash proceeds from instruments exercised | R	R 2,108,677
Instruments forfeited (in shares)	107,522
Outstanding at end of the year (in shares)	329,953
Sibanye Stillwater2021 and 2022 Share Plan | Robert van Niekerk
Share-based payments
Granted during the year (in shares)	331,019
Instruments exercised (in shares)	286,013
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 35.01
Cash proceeds from instruments exercised | R	R 10,013,564
Instruments forfeited (in shares)	377,330
Outstanding at end of the year (in shares)	787,584